Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
IV. GLOBAL EQUITY FUND RISK/RETURN SUMMARY:
(i)
The following replaces the second paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and defensive) and multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
XIV. SUSTAINABLE EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the eighth paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Sustainable Equity Fund in the Prospectus listed above:
In addition, the Fund will not invest in any tobacco companies as defined by reference to sub‑industry classifications of the Global Industry Classification Standard methodology.
XV. GLOBAL EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the second paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Global Equity Fund in the Prospectus listed above:
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED March 1, 2024
I. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: At a meeting held on August 27, 2024, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class R4 Shares as Class R1 Shares (the “Reclassification”) for the RIC LifePoints® Funds Target Portfolio Series Funds. In connection with the Reclassification, you should note the following:
•
The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC’s Fourth Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax‑free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.
•	Total fees and expenses charged to Class R4 shareholders will not increase as a result of the Reclassification.
Effects of the Reclassification on Shareholders
The Reclassification will result in the replacement of all issued and outstanding Class R4 Shares of each Fund with Class R1 Shares of the same respective Fund.
Timing of the Reclassification
Effective at the close of business on September 10, 2024, the Funds’ Class R4 Shares will be closed to new shareholders. Effective at the close of business on December 9, 2024, the Funds will stop accepting orders from existing Class R4 shareholders to purchase additional Class R4 Shares. The Reclassification is expected to be completed on December 11, 2024, based on values as of the close of regular trading on the New York Stock Exchange on December 11, 2024, using the valuation procedures set forth in the Funds’ then current prospectus and statement of additional information.
II. SECURITIES LENDING: Effective September 30, 2024, each Underlying Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED March 1, 2024
I. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: At a meeting held on August 27, 2024, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class R4 Shares as Class R1 Shares (the “Reclassification”) for the RIC LifePoints® Funds Target Portfolio Series Funds. In connection with the Reclassification, you should note the following:
•
The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC’s Fourth Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax‑free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.
•	Total fees and expenses charged to Class R4 shareholders will not increase as a result of the Reclassification.
Effects of the Reclassification on Shareholders
The Reclassification will result in the replacement of all issued and outstanding Class R4 Shares of each Fund with Class R1 Shares of the same respective Fund.
Timing of the Reclassification
Effective at the close of business on September 10, 2024, the Funds’ Class R4 Shares will be closed to new shareholders. Effective at the close of business on December 9, 2024, the Funds will stop accepting orders from existing Class R4 shareholders to purchase additional Class R4 Shares. The Reclassification is expected to be completed on December 11, 2024, based on values as of the close of regular trading on the New York Stock Exchange on December 11, 2024, using the valuation procedures set forth in the Funds’ then current prospectus and statement of additional information.
II. SECURITIES LENDING: Effective September 30, 2024, each Underlying Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED March 1, 2024
I. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: At a meeting held on August 27, 2024, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class R4 Shares as Class R1 Shares (the “Reclassification”) for the RIC LifePoints® Funds Target Portfolio Series Funds. In connection with the Reclassification, you should note the following:
•
The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC’s Fourth Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax‑free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.
•	Total fees and expenses charged to Class R4 shareholders will not increase as a result of the Reclassification.
Effects of the Reclassification on Shareholders
The Reclassification will result in the replacement of all issued and outstanding Class R4 Shares of each Fund with Class R1 Shares of the same respective Fund.
Timing of the Reclassification
Effective at the close of business on September 10, 2024, the Funds’ Class R4 Shares will be closed to new shareholders. Effective at the close of business on December 9, 2024, the Funds will stop accepting orders from existing Class R4 shareholders to purchase additional Class R4 Shares. The Reclassification is expected to be completed on December 11, 2024, based on values as of the close of regular trading on the New York Stock Exchange on December 11, 2024, using the valuation procedures set forth in the Funds’ then current prospectus and statement of additional information.
II. SECURITIES LENDING: Effective September 30, 2024, each Underlying Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED March 1, 2024
I. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: At a meeting held on August 27, 2024, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class R4 Shares as Class R1 Shares (the “Reclassification”) for the RIC LifePoints® Funds Target Portfolio Series Funds. In connection with the Reclassification, you should note the following:
•
The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC’s Fourth Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax‑free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.
•	Total fees and expenses charged to Class R4 shareholders will not increase as a result of the Reclassification.
Effects of the Reclassification on Shareholders
The Reclassification will result in the replacement of all issued and outstanding Class R4 Shares of each Fund with Class R1 Shares of the same respective Fund.
Timing of the Reclassification
Effective at the close of business on September 10, 2024, the Funds’ Class R4 Shares will be closed to new shareholders. Effective at the close of business on December 9, 2024, the Funds will stop accepting orders from existing Class R4 shareholders to purchase additional Class R4 Shares. The Reclassification is expected to be completed on December 11, 2024, based on values as of the close of regular trading on the New York Stock Exchange on December 11, 2024, using the valuation procedures set forth in the Funds’ then current prospectus and statement of additional information.
II. SECURITIES LENDING: Effective September 30, 2024, each Underlying Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED March 1, 2024
I. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: At a meeting held on August 27, 2024, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class R4 Shares as Class R1 Shares (the “Reclassification”) for the RIC LifePoints® Funds Target Portfolio Series Funds. In connection with the Reclassification, you should note the following:
•
The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC’s Fourth Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax‑free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.
•	Total fees and expenses charged to Class R4 shareholders will not increase as a result of the Reclassification.
Effects of the Reclassification on Shareholders
The Reclassification will result in the replacement of all issued and outstanding Class R4 Shares of each Fund with Class R1 Shares of the same respective Fund.
Timing of the Reclassification
Effective at the close of business on September 10, 2024, the Funds’ Class R4 Shares will be closed to new shareholders. Effective at the close of business on December 9, 2024, the Funds will stop accepting orders from existing Class R4 shareholders to purchase additional Class R4 Shares. The Reclassification is expected to be completed on December 11, 2024, based on values as of the close of regular trading on the New York Stock Exchange on December 11, 2024, using the valuation procedures set forth in the Funds’ then current prospectus and statement of additional information.
II. SECURITIES LENDING: Effective September 30, 2024, each Underlying Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED March 1, 2024
I. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: At a meeting held on August 27, 2024, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class R4 Shares as Class R1 Shares (the “Reclassification”) for the RIC LifePoints® Funds Target Portfolio Series Funds. In connection with the Reclassification, you should note the following:
•
The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC’s Fourth Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax‑free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.
•	Total fees and expenses charged to Class R4 shareholders will not increase as a result of the Reclassification.
Effects of the Reclassification on Shareholders
The Reclassification will result in the replacement of all issued and outstanding Class R4 Shares of each Fund with Class R1 Shares of the same respective Fund.
Timing of the Reclassification
Effective at the close of business on September 10, 2024, the Funds’ Class R4 Shares will be closed to new shareholders. Effective at the close of business on December 9, 2024, the Funds will stop accepting orders from existing Class R4 shareholders to purchase additional Class R4 Shares. The Reclassification is expected to be completed on December 11, 2024, based on values as of the close of regular trading on the New York Stock Exchange on December 11, 2024, using the valuation procedures set forth in the Funds’ then current prospectus and statement of additional information.
II. SECURITIES LENDING: Effective September 30, 2024, each Underlying Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
XIV. SUSTAINABLE EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the eighth paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Sustainable Equity Fund in the Prospectus listed above:
In addition, the Fund will not invest in any tobacco companies as defined by reference to sub‑industry classifications of the Global Industry Classification Standard methodology.

Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
IV. GLOBAL EQUITY FUND RISK/RETURN SUMMARY:
(i)
The following replaces the second paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and defensive) and multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
XV. GLOBAL EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the second paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Global Equity Fund in the Prospectus listed above:
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.

Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multifactor U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multifactor International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multi-Asset Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Long Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.